Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Cash flows from operating activities
Profit before income tax	$ 2,268,226	$ 74,077	$ 4,027,872	$ 6,035,585
Adjustments to reconcile profit (loss)
Depreciation expenses	4,779,333	156,085	4,751,902	4,634,112
Expected credit losses (gains)	(302)	(10)	897	299
Interest expense	265,957	8,686	142,439	120,998
Interest income	(193,189)	(6,309)	(57,199)	(9,980)
Dividend income	(6,592)	(215)	(9,816)	(4,690)
Share of profit of associates and joint ventures accounted for using equity method	(219,891)	(7,182)	(453,715)	(625,733)
(Gain) loss on valuation of financial assets at fair value through profit or loss	(39,254)	(1,282)	69,404	(15,262)
Gain on disposal of property, plant and equipment, net	(18,431)	(602)	(74,548)	(33,935)
Gain from lease modifications			(139)	(891)
Impairment loss on property, plant and equipment	9,236	302	12,721	4,843
Deferred revenue	(20,839)	(681)	(17,859)	(12,389)
Financial assets at fair value through profit or loss	124,743	4,074	162,332	(290,637)
Current contract assets	(2,470)	(81)	18,788	(11,242)
Accounts and notes receivable	(944,603)	(30,849)	1,962,959	(980,816)
Other receivables	48,736	1,592	15,849	(46,089)
Inventories	641,761	20,959	(3,232)	(1,105,102)
Prepayments	3,104	101	37,748	(67,401)
Other non-current assets				6,915
Accounts and notes payable	224,469	7,331	(451,480)	42,694
Other payables	(90,786)	(2,965)	(161,212)	471,766
Current provisions	6,921	226	22,362	818
Current refund liabilities	544	18	27,274	(15)
Other current liabilities	1,293	42	8,097	(6,838)
Net defined benefit liability, non-current	(21,179)	(692)	(21,839)	(23,362)
Cash generated from operations	6,816,787	222,625	10,009,605	8,083,648
Interest received	194,136	6,340	42,170	10,344
Dividend received	10,327	337	26,416	17,140
Interest paid	(227,488)	(7,429)	(107,210)	(99,857)
Income tax paid	(186,280)	(6,084)	(1,354,548)	(691,566)
Net cash generated from operating activities	6,607,482	215,789	8,616,433	7,319,709
Cash flows from investing activities
Acquisition of financial assets at amortized cost	(72,201)	(2,358)	(133,182)
Proceeds from repayments of financial assets at amortized cost	130,220	4,253	69,022	188,023
Acquisition of financial assets at fair value through other comprehensive income	(12,500)	(408)
Proceeds from disposal of financial assets at fair value through profit or loss				9,427
Acquisition of property, plant and equipment	(3,073,881)	(100,389)	(4,699,369)	(5,881,506)
Proceeds from disposal of property, plant and equipment	83,679	2,733	77,339	120,586
(Increase) decrease in refundable deposits	1,064	35	(493)	(92)
Increase in other non-current assets	(160,703)	(5,248)	(400,569)	(501,177)
Increase in long-term deferred revenue	14,145	462	25,328	49,349
Net cash used in investing activities	(3,090,177)	(100,920)	(5,061,924)	(6,015,390)
Cash flows from financing activities
Proceeds from short-term bank loans	1,273,873	41,603	348,006	2,195,726
Payments on short-term bank loans	(1,273,873)	(41,603)	(1,079,757)	(1,463,975)
Payment on lease liabilities	(293,383)	(9,581)	(237,869)	(289,668)
Proceeds from long-term bank loans	2,430,224	79,367	4,567,672	4,908,782
Payments on long-term bank loans	(1,522,918)	(49,736)	(54,000)	(3,256,450)
Decrease in guarantee deposits	(365)	(12)	(25)	(45)
Cash dividend paid	(1,672,652)	(54,626)	(3,127,133)	(1,599,928)
Net cash generated from (used in) financing activities	(1,059,094)	(34,588)	416,894	494,442
Effect of foreign exchange rate changes	(780)	(25)	19,025	(6,236)
Net increase in cash and cash equivalents	2,457,431	80,256	3,990,428	1,792,525
Cash and cash equivalents at beginning of year	9,896,604	323,207	5,906,176	4,113,651
Cash and cash equivalents at end of year	$ 12,354,035	$ 403,463	$ 9,896,604	$ 5,906,176